PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Deductible input VAT	¥ 1,113,018	$ 156,765	¥ 747,067
Prepaid rental and deposits	191,972	27,039	169,485
Prepayments for materials and advertising fees	134,956	19,008	108,638
Prepaid operating expenses	81,293	11,450	36,573
Interest receivables	4,183	589	204
Others	19,496	2,746	15,752
Prepaid expenses and other current assets, net	¥ 1,544,918	$ 217,597	¥ 1,077,719